Note 23 - Segmented Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
23.	Segmented information

Operating segments

The Company has three reportable operating segments. The segments are grouped with reference to the nature of services provided and the types of clients that use those services.  The Company assesses each segment’s performance based on operating earnings or operating earnings before depreciation and amortization.  CRE provides commercial property brokerage and other advisory services to clients in North America and in various other countries around the world.  Residential Property Management provides property management and related property services to residential communities in North America.  Property Services provides franchised and Company-owned property services to customers in North America. Corporate includes the costs of operating the Company’s corporate head office.

Included in total assets of the CRE segment at December 31, 2011 is $3,072 (2010 - $12,360) of investments in subsidiaries accounted for under the equity method.  The reportable segment information excludes intersegment transactions.

2011	Commercial Real Estate Services	Residential Property Management	Property Services	Corporate	Consolidated
Revenues	$994,579	$760,501	$468,903	$188	$2,224,171
Depreciation and amortization	22,073	18,022	10,692	139	50,926
Operating earnings (loss)	22,379	47,202	45,421	(16,941)	98,061
Other expense, net					(6,317)
Interest expense, net					(16,808)
Income taxes					26,807

Net earnings					101,743

Total assets	$576,268	$423,328	$210,898	$23,224	$1,233,718
Total additions to long lived assets	14,997	49,071	6,441	68	70,577

2010	Commercial Real Estate Services	Residential Property Management	Property Services	Corporate	Consolidated

Revenues	$861,917	$662,033	$462,141	$180	$1,986,271
Depreciation and amortization	23,362	14,605	9,544	375	47,886
Operating earnings (loss)	14,694	46,670	58,671	(22,503)	97,532
Other expense, net					(3,007)
Interest expense, net					(17,397)
Income taxes					(29,228)

Net earnings					$47,900

Total assets	$514,060	$359,247	$217,692	$38,542	$1,129,541
Total additions to long lived assets	78,068	41,182	6,650	273	126,173

2009	Commercial Real Estate Services	Residential Property Management	Property Services	Corporate	Consolidated

Revenues	$622,996	$645,251	$434,838	$137	$1,703,222
Depreciation and amortization	25,031	11,561	9,447	344	46,383
Operating earnings (loss)	(61,665)	49,399	62,028	(11,581)	38,181
Other expense, net					6,112
Interest expense, net					(12,506)
Income taxes					(39,066)
Net earnings from continuing operations					(7,279)
Net earnings from discontinued operations					(576)
Net earnings					$(7,855)

Total assets	$389,703	$350,025	$204,769	$65,033	$1,009,530
Total additions to long lived assets	15,281	24,941	13,595	438	54,255

Geographic information

Revenues in each geographic region are reported by customer locations.  Amounts reported in geographic regions other than the United States, Canada and Australia are primarily denominated in US dollars and Euros.

	2011	2010	2009

United States
Revenues	$1,523,912	$1,406,713	$1,282,129
Total long-lived assets	476,530	469,465	427,217

Canada
Revenues	$310,912	$246,809	$178,587
Total long-lived assets	91,821	76,502	56,460

Australia
Revenues	$171,873	$164,486	$112,369
Total long-lived assets	54,701	55,291	40,341

Other
Revenues	$217,474	$168,263	$130,137
Total long-lived assets	55,494	57,927	56,740

Consolidated
Revenues	$2,224,171	$1,986,271	$1,703,222
Total long-lived assets	678,546	659,185	580,758